UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  03/31/05
                         -------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

  Shares                                                              Value

Exchange Traded Funds - 98.2%
    10,240   iShares Lehman Aggregate Bond Fund                     $ 1,033,523
     1,490   iShares MSCI EAFE Index Fund                               236,687
    28,970   iShares S&P 500/BARRA Growth
             Index Fund                                               1,639,413
    16,880   iShares S&P 500/BARRA Value
             Index Fund                                               1,027,992
     2,140   iShares S&P MidCap 400/BARRA
             Growth Index Fund                                          286,674
     5,660   iShares S&P MidCap 400/BARRA
             Value Index Fund                                           719,216
     1,620   iShares S&P SmallCap 600/BARRA
             Growth Index Fund                                          170,035
     3,700   iShares S&P SmallCap 600/BARRA
             Value Index Fund                                           436,489
--------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.2%
(Cost $5,646,343)                                                   $ 5,550,029
Other Assets in Excess of Liabilities - 1.8%                             99,815
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 5,649,844
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

2

------------------------
Touchstone Balanced Fund
------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

  Shares                                                              Value

Common Stocks - 69.2%
  Advertising - 2.7%
     7,400   Lamar Advertising Co.*                                 $   298,146
     9,600   WPP Group plc - ADR                                        544,608
--------------------------------------------------------------------------------
                                                                        842,754
--------------------------------------------------------------------------------
  Aerospace & Defense - 2.8%
     7,900   Alliant Techsystems, Inc.*                                 564,455
       800   DRS Technologies, Inc.*                                     34,000
     5,900   Rockwell Collins, Inc.                                     280,781
--------------------------------------------------------------------------------
                                                                        879,236
--------------------------------------------------------------------------------
  Banking - 3.2%
     9,562   Bank of America                                            421,684
     9,700   Prosperity Bancshares, Inc.                                256,953
     5,000   Zions Bancorp                                              345,100
--------------------------------------------------------------------------------
                                                                      1,023,737
--------------------------------------------------------------------------------
  Business Services - 4.4%
    10,800   ChoicePoint, Inc.*                                         433,188
     9,600   Dun & Bradstreet Corp. (The)*                              589,920
    16,000   Dycom Industries, Inc.*                                    367,840
--------------------------------------------------------------------------------
                                                                      1,390,948
--------------------------------------------------------------------------------
  Computer Software - 0.9%
    12,200   Microsoft Corp.                                            294,874
--------------------------------------------------------------------------------
  Computers - 1.3%
    10,800   Cisco Systems, Inc.*                                       193,212
     2,500   International Business Machines                            228,450
--------------------------------------------------------------------------------
                                                                        421,662
--------------------------------------------------------------------------------
  Diversified Manufacturing - 4.2%
     5,000   E.I. du Pont de Nemours & Co.                              256,200
     9,000   General Electric, Inc.                                     324,540
     5,200   Textron, Inc.                                              388,024
    10,600   Tyco International, Ltd.*                                  358,280
--------------------------------------------------------------------------------
                                                                      1,327,044
--------------------------------------------------------------------------------
  Drugs & Medical Products - 2.8%
    15,000   Bristol-Myers Squibb Company                               381,900
     4,400   Par Pharmaceutical Cos., Inc.*                             147,136
     8,500   Sanofi-Synthelabo SA                                       359,890
--------------------------------------------------------------------------------
                                                                        888,926
--------------------------------------------------------------------------------
  Energy - 0.9%
     6,000   Exelon Corp.                                               275,340
--------------------------------------------------------------------------------
  Financial Services - 6.2%
     7,600   American Express Co.*                                      390,412
    12,700   Citigroup, Inc.                                            570,738
     4,600   H&R Block, Inc.                                            232,668
     7,100   JPMorgan Chase & Co.                                       245,660
     5,900   Merrill Lynch & Co., Inc.                                  333,940
     4,800   Piper Jaffray Companies, Inc.*                             175,632
--------------------------------------------------------------------------------
                                                                      1,949,050
--------------------------------------------------------------------------------
  Food Services - 0.9%
     5,700   Yum! Brands, Inc.*                                         295,317
--------------------------------------------------------------------------------
  Health & Hospitals - 0.8%
     5,000   Laboratory Corp. of America Holdings*                      241,000
--------------------------------------------------------------------------------
  Insurance - 5.0%
     8,000   Hartford Financial Services
             Group, Inc. (The)                                          548,480
     8,400   MetLife, Inc.                                              328,440
     8,300   MGIC Investment Corp.                                      511,861
     5,900   Platinum Underwriters Holdings, Ltd.                       175,230
--------------------------------------------------------------------------------
                                                                      1,564,011
--------------------------------------------------------------------------------
  Machinery/Engineering - 1.4%
     9,600   National-Oilwell, Inc.*                                    448,320
--------------------------------------------------------------------------------
  Manufacturing - 3.0%
     9,400   Actuant Corp. - Class A*                                   422,248
     6,000   Alcoa, Inc.                                                182,340
     5,000   Eaton Corp.                                                327,000
--------------------------------------------------------------------------------
                                                                        931,588
--------------------------------------------------------------------------------
  Medical Research - 4.5%
     6,700   Amgen, Inc.*                                               390,007
     5,300   Beckman Coulter, Inc.                                      352,185
     9,000   Boston Scientific Corp.*                                   263,610
     8,624   Charles River Laboratories
             International, Inc.*                                       405,673
--------------------------------------------------------------------------------
                                                                      1,411,475
--------------------------------------------------------------------------------
  Metal Mining - 0.8%
     6,700   Inco, Ltd.*                                                266,660
--------------------------------------------------------------------------------
  Multi-Media - 3.1%
     6,900   EchoStar Communications Corp., Class A*                    201,825
     8,400   Tribune Co.                                                334,908
    12,400   Viacom, Inc. - Class B                                     431,892
--------------------------------------------------------------------------------
                                                                        968,625
--------------------------------------------------------------------------------
  Oil & Gas - 5.7%
     8,100   ConocoPhillips                                             873,504
     6,400   Exxon Mobil Corp.                                          381,440
     5,400   Nabors Industries, Ltd.*                                   319,356
     6,700   XTO Energy, Inc.                                           220,028
--------------------------------------------------------------------------------
                                                                      1,794,328
--------------------------------------------------------------------------------
  Paper Products - 1.3%
    11,000   International Paper                                        404,690
--------------------------------------------------------------------------------
  Personal Services - 1.1%
     8,400   Weight Watchers International, Inc.*                       361,032
--------------------------------------------------------------------------------
  Pharmaceuticals - 1.5%
     5,500   Barr Pharmaceuticals, Inc.*                                268,565
     4,900   Wyeth                                                      206,682
--------------------------------------------------------------------------------
                                                                        475,247
--------------------------------------------------------------------------------
  Retail - 4.7%
    10,600   Claire's Stores, Inc.                                      244,224
    10,400   Pacific Sunwear of California, Inc.*                       290,992
     6,200   PETCO Animal Supplies, Inc.*                               228,222
     3,200   Sears Holdings Corp.*+                                     426,144
     5,800   Wal-Mart Stores, Inc.                                      290,638
--------------------------------------------------------------------------------
                                                                      1,480,220
--------------------------------------------------------------------------------
  Technology - 1.0%
    12,600   Texas Instruments, Inc.                                    321,174
--------------------------------------------------------------------------------
  Telecommunications - 2.0%
    11,300   Iowa Telecommunications Services, Inc.                     220,350
    27,300   Nokia Oyj - ADR                                            421,239
--------------------------------------------------------------------------------
                                                                        641,589
--------------------------------------------------------------------------------
  Trucking/Shipping - 3.0%
     6,300   Oshkosh Truck Corp.                                        516,537
    10,800   United Rentals, Inc.*                                      218,268
     8,700   Wabash National Corp.                                      212,280
--------------------------------------------------------------------------------
                                                                        947,085
--------------------------------------------------------------------------------
Total Common Stocks                                                 $21,845,932
--------------------------------------------------------------------------------
Investment Funds - 1.7%
   521,508   BBH Securities Lending Fund**                          $   521,508
--------------------------------------------------------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

--------------------------------------------------------------------------------

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Asset-Backed Securities - 0.0%
  Housing - 0.0%
$    2,363   Access Financial
             Manufacture Housing
             Contract Trust                      7.10%     5/15/21  $     2,377
--------------------------------------------------------------------------------
Corporate Bonds - 11.9%
  Automotive - 0.4%
   150,000   General Motors+                     7.20%     1/15/11      135,416
--------------------------------------------------------------------------------
  Banking - 0.8%
   250,000   BB&T Corp.                          7.25%     6/15/07      264,824
       275   Nykredit                            6.00%     10/1/26           50
--------------------------------------------------------------------------------
                                                                        264,874
--------------------------------------------------------------------------------
  Beverages - 0.5%
   160,000   Coca-Cola                           8.95%     11/1/06      170,600
--------------------------------------------------------------------------------
  Financial Services - 4.6%
   500,000   General Electric
             Capital Corp.                       6.75%     3/15/32      577,161
   250,000   Household Finance
             Corp.                               7.88%     3/1/07       266,304
   575,000   Morgan Stanley
             Dean Witter & Co.                   7.75%     6/15/05      580,034
--------------------------------------------------------------------------------
                                                                      1,423,499
--------------------------------------------------------------------------------
  Hotels & Lodging - 1.2%
   350,000   ITT Corp.                           7.38%     11/15/15     376,250
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 0.8%
   250,000   AOL Time Warner                     5.63%     5/1/05       250,383
--------------------------------------------------------------------------------
  Oil & Gas - 1.8%
   500,000   Pemex Project
             Funding Master
             Trust                               9.13%     10/13/10     577,499
--------------------------------------------------------------------------------
  Technology - 0.8%
   250,000   IBM Corp.                           4.88%     10/1/06      253,344
--------------------------------------------------------------------------------
  Telecommunications - 1.0%
   250,000   Verizon Global                      7.75%     6/15/32      304,162
--------------------------------------------------------------------------------
Total Corporate Bonds                                                 3,756,027
--------------------------------------------------------------------------------
Municipal Bonds - 0.1%
  Transportation - 0.1%
    30,000   Oklahoma City
             Airport                             9.40%     11/1/10       33,989
--------------------------------------------------------------------------------
Sovereign Government Obligations - 0.8%
  Great Britain - 0.8%
   105,000   United Kingdom
             Treasury                            8.00%     12/7/15      253,444
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations - 10.6%
   500,000   Federal Home
             Loan Mortgage
             Corporation                         6.25%     3/5/12       514,472
   485,854   Federal National
             Mortgage
             Association                         5.50%     11/1/33      487,462
   103,158   Federal National
             Mortgage
             Association                         6.00%     1/1/14       106,627
    72,601   Federal National
             Mortgage
             Association                         6.00%     3/1/31        74,304
    81,321   Federal National
             Mortgage
             Association                         6.00%     2/1/33        83,144
 1,193,109   Federal National
             Mortgage
             Association                         6.00%     12/15/33   1,197,058
    55,911   Federal National
             Mortgage
             Association                         6.50%     12/1/12       58,408
    43,485   Federal National
             Mortgage
             Association                         8.00%     1/2/30        46,828
   487,846   Government
             National Mortgage
             Association                         5.50%     7/15/33      493,006
   183,290   Government
             National Mortgage
             Association                         6.00%     12/15/32     188,686
    47,932   Government
             National Mortgage
             Association                         7.00%     1/15/32       50,669
    27,020   Government
             National Mortgage
             Association                         7.50%     9/1/30        28,984
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations                          $ 3,329,648
--------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.1%
   400,000   U.S. Treasury Bond                  5.50%     8/15/28      434,531
   950,000   U.S. Treasury Note                  1.50%     7/31/05      945,622
   550,000   U.S. Treasury Note                  3.25%     1/15/09      534,445
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $ 1,914,598
--------------------------------------------------------------------------------
Total Investment Securities - 100.4%
(Cost $28,595,053)                                                  $31,657,523
Liabilities in Excess of Other Assets - (0.4%)                         (129,240)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $31,528,283
--------------------------------------------------------------------------------

*     Non-income producing security.
**    Represents collateral for securities loaned.
+     All or a portion of the security is on loan.
ADR - American Depository Receipt

See Notes to Schedules of Investments.

4

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

  Shares                                                              Value

Common Stocks - 93.5%
  Advertising Services - 1.4%
     5,000   Getty Images, Inc.*                                    $   355,550
--------------------------------------------------------------------------------
  Apparel - 2.7%
     9,000   Carter's, Inc.*                                            357,750
     8,000   Polo Ralph Lauren Corp.                                    310,400
--------------------------------------------------------------------------------
                                                                        668,150
--------------------------------------------------------------------------------
  Business Services - 1.9%
    12,000   ChoicePoint Inc.*                                          481,320
--------------------------------------------------------------------------------
  Chemicals - 1.4%
    10,000   Senomyx, Inc.*                                             119,100
    10,000   Symyx Technologies, Inc.*                                  220,500
--------------------------------------------------------------------------------
                                                                        339,600
--------------------------------------------------------------------------------
  Communications - 1.8%
    13,500   American Tower Corp. - Class A*                            246,105
    22,500   SBA Communications Corp.*                                  206,100
--------------------------------------------------------------------------------
                                                                        452,205
--------------------------------------------------------------------------------
  Consulting - 1.2%
     8,000   Hewitt Associates, Inc.*+                                  212,800
     4,000   LECG Corp.*                                                 78,400
--------------------------------------------------------------------------------
                                                                        291,200
--------------------------------------------------------------------------------
  Education - 6.5%
    20,000   DeVry, Inc.*                                               378,400
    15,000   Education Management Corp.*                                419,250
     4,000   Strayer Education, Inc.                                    453,280
    10,000   Universal Technical Institute, Inc.*                       368,000
--------------------------------------------------------------------------------
                                                                      1,618,930
--------------------------------------------------------------------------------
  Energy & Energy Services - 7.2%
     8,000   Encore Acquisition Company*                                330,400
     9,500   FMC Technologies, Inc.*                                    315,210
     7,000   Premcor, Inc.                                              417,760
     5,000   SEACOR SMIT, Inc.*                                         318,750
    13,333   XTO Energy, Inc.                                           437,867
--------------------------------------------------------------------------------
                                                                      1,819,987
--------------------------------------------------------------------------------
  Financial Services/Banking - 1.2%
     9,000   First Republic Bank                                        291,330
--------------------------------------------------------------------------------
  Financial Services/Brokerage & Exchanges - 3.8%
     3,000   Chicago Mercantile Exchange                                582,090
    10,000   Jefferies Group, Inc.                                      376,800
--------------------------------------------------------------------------------
                                                                        958,890
--------------------------------------------------------------------------------
  Financial Services/Insurance - 2.0%
    12,500   Arch Capital Group Ltd.*                                   500,500
--------------------------------------------------------------------------------
  Financial Services/Miscellaneous - 3.3%
     6,000   CheckFree Corp.*                                           244,560
    10,000   First Marblehead Corp. (The)*                              575,300
--------------------------------------------------------------------------------
                                                                        819,860
--------------------------------------------------------------------------------
  Government Services - 1.2%
     7,500   Anteon International Corp.*                                291,975
--------------------------------------------------------------------------------
  Health Care Facilities - 5.0%
     8,000   Community Health Systems, Inc.*                            279,280
    12,000   Manor Care, Inc.+                                          436,320
    11,500   United Surgical Partners
             International, Inc.*                                       526,355
--------------------------------------------------------------------------------
                                                                      1,241,955
--------------------------------------------------------------------------------
  Health Care Products - 2.5%
    11,000   Edwards Lifesciences Corp.*+                               475,420
     2,000   INAMED Corp.*                                              139,760
--------------------------------------------------------------------------------
                                                                        615,180
--------------------------------------------------------------------------------
  Health Services - 2.6%
     6,000   Charles River Laboratories
             International, Inc.*                                       282,240
    15,000   Odyssey Healthcare, Inc.*                                  176,400
     7,000   PRA International*                                         188,510
--------------------------------------------------------------------------------
                                                                        647,150
--------------------------------------------------------------------------------
  Health Services/Insurance - 6.2%
    27,000   AMERIGROUP Corp.*                                          987,120
    19,000   Centene Corp.*                                             569,810
--------------------------------------------------------------------------------
                                                                      1,556,930
--------------------------------------------------------------------------------
  Home Building - 1.7%
     4,500   Beazer Homes U.S.A., Inc.                                  224,370
     4,000   Hovnanian Enterprises, Inc. - Class A*                     204,000
--------------------------------------------------------------------------------
                                                                        428,370
--------------------------------------------------------------------------------
  Hotels & Lodging - 3.7%
     8,500   Choice Hotels International, Inc.                          526,575
     5,500   Four Seasons Hotels Inc.                                   388,850
--------------------------------------------------------------------------------
                                                                        915,425
--------------------------------------------------------------------------------
  Media - 3.4%
     4,000   Cox Radio, Inc. - Class A*+                                 67,240
     8,000   Cumulus Media Inc.*                                        114,000
     9,000   Gray Television, Inc.                                      130,230
    12,000   Lin TV Corp. - Class A*                                    203,160
     5,000   Radio One, Inc. - Class A*                                  73,400
     5,000   Radio One, Inc. - Class D*                                  73,750
    12,000   Saga Communications, Inc. - Class A*                       193,200
--------------------------------------------------------------------------------
                                                                        854,980
--------------------------------------------------------------------------------
  Medical Equipment - 1.1%
     9,000   Immucor, Inc.*                                             271,710
--------------------------------------------------------------------------------
  Real Estate - 4.3%
     1,500   Alexander's, Inc.*                                         362,250
    10,000   CB Richard Ellis Group, Inc.*                              349,900
     6,500   CoStar Group, Inc.*                                        239,525
    10,500   Spirit Finance Corp.                                       114,030
--------------------------------------------------------------------------------
                                                                      1,065,705
--------------------------------------------------------------------------------
  Recreation & Resorts - 14.3%
    10,000   Isle of Capri Casinos, Inc.*                               265,400
    15,000   Kerzner International Ltd.*                                918,450
    12,000   Station Casinos, Inc.                                      810,600
    10,000   Vail Resorts, Inc.*                                        252,500
    20,000   Wynn Resorts, Ltd.*+                                     1,354,799
--------------------------------------------------------------------------------
                                                                      3,601,749
--------------------------------------------------------------------------------
   Restaurants - 3.6%
     9,750   Cheesecake Factory Inc. (The)*                             345,638
     6,000   P.F. Chang's China Bistro*                                 358,800
     3,500   Panera Bread Company*+                                     197,855
--------------------------------------------------------------------------------
                                                                        902,293
--------------------------------------------------------------------------------

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value

Common Stocks - 93.5% - Continued
  Retail Stores - 6.5%
    12,000   Cabela's, Inc. - Class A*                              $   247,560
    15,000   CarMax, Inc.*                                              472,500
     6,000   Dollar Tree Stores, Inc.*                                  172,380
     6,000   Ethan Allen Interiors Inc.                                 192,000
     6,000   PETCO Animal Supplies, Inc.*                               220,860
    15,000   Select Comfort Corp.*                                      306,600
--------------------------------------------------------------------------------
                                                                      1,611,900
--------------------------------------------------------------------------------
  Software - 0.7%
     3,500   Kronos Inc.*                                               178,885
--------------------------------------------------------------------------------
  Transportation - 1.5%
    10,500   Genesee & Wyoming Inc.*                                    272,055
     5,000   JetBlue Airways Corp.*+                                     95,200
--------------------------------------------------------------------------------
                                                                        367,255
--------------------------------------------------------------------------------
  Utility Services - 0.8%
     8,400   Southern Union Company*                                    210,924
--------------------------------------------------------------------------------
Total Common Stocks                                                 $23,359,908
--------------------------------------------------------------------------------
Investment Funds - 10.2%
 2,540,975   BBH Securities Lending Fund **                         $ 2,540,975
--------------------------------------------------------------------------------
Total Investment Securities - 103.7%
(Cost $16,803,215)                                                  $25,900,883
Liabilities in Excess of Other Assets - (3.7%)                         (920,028)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $24,980,855
--------------------------------------------------------------------------------

*     Non-income producing security.
**    Represents collateral for securities loaned.
+     All or a portion of the security is on loan.

See Notes to Schedules of Investments.

6

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                              Value

Exchange Traded Funds - 98.5%
     2,500   iShares Lehman 1-3 Year
             Treasury Bond Fund                                     $   202,175
     8,310   iShares Lehman Aggregate
             Bond Fund                                                  838,729
       720   iShares MSCI EAFE Index Fund                               114,372
     3,070   iShares S&P 500/BARRA Growth
             Index Fund                                                 173,731
     1,580   iShares S&P 500/BARRA Value
             Index Fund                                                  96,222
       250   iShares S&P MidCap 400/BARRA
             Growth Index Fund                                           33,490
       260   iShares S&P MidCap 400/BARRA
             Value Index Fund                                            33,038
       330   iShares S&P SmallCap 600/BARRA
             Growth Index Fund                                           34,637
       420   iShares S&P SmallCap 600/BARRA
             Value Index Fund                                            49,547
--------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.5%
(Cost $1,571,432)                                                   $ 1,575,941
Other Assets in Excess of Liabilities - 1.5%                             24,588
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 1,600,529
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Corporate Bonds - 32.2%
  Automobiles - 1.5%
$  570,000   Daimlerchrysler
             NA Holding                          7.20%     9/1/09   $   613,638
--------------------------------------------------------------------------------
  Banking - 6.5%
   745,000   American Express
             Bank                                2.93%     11/21/07     745,453
   375,000   Bank of New York                    7.30%     12/1/09      413,934
   265,000   Credit Suisse First
             Boston U.S.A. Inc.                  4.13%     1/15/10      256,930
   520,000   Key Bank NA                         5.80%     7/1/14       543,771
   625,000   Wachovia Bank NA                    4.85%     7/30/07      635,707
--------------------------------------------------------------------------------
                                                                      2,595,795
--------------------------------------------------------------------------------
  Basic Materials - 0.6%
   215,000   Alcoa                               6.00%     1/15/12      229,203
--------------------------------------------------------------------------------
  Electric Utilities - 4.1%
   450,000   National Rural
             Utilities                           3.25%     10/1/07      437,171
   440,000   NiSource Finance
             Corp.                               3.20%     11/1/06      431,239
   226,000   Pacific Gas & Electric              3.26%     4/3/06       226,592
   250,000   Southern Power Co.                  4.88%     7/15/15      239,426
   280,000   TXU Energy Co.                      7.00%     3/15/13      306,426
--------------------------------------------------------------------------------
                                                                      1,640,854
--------------------------------------------------------------------------------
  Financial Services - 8.2%
   540,000   American Honda
             Finance, 144A                       3.19%     9/27/07      540,123
   325,000   Caterpillar Financial
             Services Corp.                      4.75%     1/17/15      315,512
   320,000   Ford Motor Credit                   7.38%     10/28/09     321,398
   200,000   General Electric
             Capital Corp.                       6.75%     3/15/32      230,865
   515,000   General Motors
             Acceptance Corp. +                  6.13%     8/28/07      502,184
   670,000   Household Finance
             Corp.                               5.75%     1/30/07      687,683
   210,000   Morgan Stanley
             Dean Witter                         4.75%     4/1/14       199,945
   520,000   Washington Mutual                   2.40%     11/3/05      516,019
--------------------------------------------------------------------------------
                                                                      3,313,729
--------------------------------------------------------------------------------
  Food - 0.7%
   250,000   General Mills                       6.00%     2/15/12      265,840
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 0.3%
   100,000   AOL Time Warner                     7.70%     5/1/32       118,719
--------------------------------------------------------------------------------
  Oil & Gas - 3.4%
   375,000   AGL Capital Corp.                   4.95%     1/15/15      362,995
   295,000   Canadian Natural
             Resources                           4.90%     12/1/14      286,238
   450,000   ConocoPhilips                       4.75%     10/15/12     447,119
   250,000   Nexen, Inc.                         5.88%     3/10/35      239,120
--------------------------------------------------------------------------------
                                                                      1,335,472
--------------------------------------------------------------------------------
  Real Estate - 2.1%
   315,000   Avalon Properties                   7.50%     12/15/10     353,609
   445,000   Duke Realty Corp.                   7.38%     8/1/07       473,373
--------------------------------------------------------------------------------
                                                                        826,982
--------------------------------------------------------------------------------
  Telephone Systems - 4.0%
   525,000   British Telecom                     7.88%     12/15/05     539,895
   200,000   Cingular Wireless                   7.13%     12/15/31     224,249
   225,000   France Telecom                      8.50%     3/1/11       257,453
   250,000   Sprint Capital Corp.                7.63%     1/30/11      278,278
   250,000   Verizon Global
             Funding Corp.                       6.88%     6/15/12      275,377
--------------------------------------------------------------------------------
                                                                      1,575,252
--------------------------------------------------------------------------------
  Transportation - 0.8%
   275,000   Canadian National
             Railways                            6.25%     8/1/34       300,320
--------------------------------------------------------------------------------
Total Corporate Bonds                                               $12,815,804
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 45.2%
   277,813   Federal Home Loan
             Mortgage
             Corporation                         5.00%     12/1/18      278,264
   391,367   Federal Home Loan
             Mortgage
             Corporation                         5.50%     1/1/19       399,676
    51,763   Federal Home Loan
             Mortgage
             Corporation                         7.00%     5/1/30        55,078
   419,543   Federal Home Loan
             Mortgage
             Corporation                         6.50%     8/1/32       436,031
   686,456   Federal Home Loan
             Mortgage
             Corporation                         5.50%     5/1/33       689,500
   481,313   Federal Home Loan
             Mortgage
             Corporation                         5.00%     8/1/33       472,271
   380,000   Federal National
             Mortgage
             Association                         5.00%     4/15/15      382,945
   171,665   Federal National
             Mortgage
             Association                         5.50%     12/1/16      175,126
 1,438,907   Federal National
             Mortgage
             Association                         6.00%     11/1/17    1,486,847
   907,033   Federal National
             Mortgage
             Association                         5.00%     12/1/17      907,848
   172,028   Federal National
             Mortgage
             Association                         4.50%     1/1/18       168,509
   390,472   Federal National
             Mortgage
             Association                         4.50%     6/1/18       382,485
   562,122   Federal National
             Mortgage
             Association                         5.00%     6/1/18       562,429
   497,529   Federal National
             Mortgage
             Association                         4.50%     2/1/20       486,876
   115,736   Federal National
             Mortgage
             Association                         8.00%     5/1/30       124,601

8

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Agency Mortgage-Backed Securities - 45.2% - Continued
$  108,765   Federal National
             Mortgage
             Association                         7.50%     1/1/31    $  116,390
    75,548   Federal National
             Mortgage
             Association                         6.50%     6/1/31        78,486
   596,445   Federal National
             Mortgage
             Association                         6.50%     6/1/32       622,730
    91,453   Federal National
             Mortgage
             Association                         6.50%     9/1/32        95,083
   337,248   Federal National
             Mortgage
             Association                         6.50%     9/1/32       350,635
   401,990   Federal National
             Mortgage
             Association                         6.50%     12/1/32      417,947
   728,596   Federal National
             Mortgage
             Association                         5.50%     7/1/33       731,520
   428,842   Federal National
             Mortgage
             Association                         4.50%     8/1/33       407,540
   938,353   Federal National
             Mortgage
             Association                         5.50%     8/1/33       941,460
   634,101   Federal National
             Mortgage
             Association                         5.50%     10/1/33      636,201
 1,484,900   Federal National
             Mortgage
             Association                         6.00%     11/1/33    1,518,188
   228,316   Federal National
             Mortgage
             Association                         5.00%     4/1/34       223,367
   976,649   Federal National
             Mortgage
             Association                         5.00%     4/1/34       955,481
   786,402   Federal National
             Mortgage
             Association                         5.00%     5/1/34       769,357
 1,685,431   Federal National
             Mortgage
             Association                         5.50%     12/1/34    1,689,031
   299,635   Federal National
             Mortgage
             Association                         5.00%     2/1/35       293,137
     1,021   Government
             National Mortgage
             Association                         7.50%     7/1/23         1,102
    80,063   Government
             National Mortgage
             Association                         3.75%     9/20/24       81,136
   132,600   Government
             National Mortgage
             Association                         4.00%     10/17/29     129,434
    20,920   Government
             National Mortgage
             Association                         8.00%     7/15/30       22,539
   910,276   Government
             National Mortgage
             Association                         6.00%     7/15/34      935,721
--------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities                             $18,024,971
--------------------------------------------------------------------------------
Mortgage Related - 4.1%
   585,000   Banc of America
             Commercial
             Mortgage                            4.65%     9/11/36      574,582
 1,064,276   Wells Fargo Mortgage
             Backed Securities                   4.99%     2/25/34    1,059,154
--------------------------------------------------------------------------------
Total Mortgage Related                                              $ 1,633,736
--------------------------------------------------------------------------------
Sovereign Government Obligations - 1.3%
  Hungary - 0.5%
   190,000   Republic of Hungary                 4.75%     2/3/15       184,668
--------------------------------------------------------------------------------
  Mexico - 0.8%
   305,000   United Mexican
             States                              6.38%     1/16/13      316,438
--------------------------------------------------------------------------------
Total Sovereign Government Obligations                              $   501,106
--------------------------------------------------------------------------------
U.S. Government Agency Obligations - 11.5%
 3,961,000   Federal Home Loan
             Bank Discount Note                  0.00%     4/1/05     3,961,000
   625,000   Federal Home
             Loan Mortgage
             Corporation                         3.76%     3/18/09      610,394

--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                            $ 4,571,394
--------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.8%
   505,000   U.S. Treasury Bond                  8.75%     5/15/20      718,106
   425,000   U.S. Treasury Bond                  6.13%     8/15/29      500,587
   305,000   U.S. Treasury Note                  2.00%     8/31/05      303,713
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $ 1,522,406
--------------------------------------------------------------------------------

    Shares                                                             Value

Investment Funds - 1.2%
   491,696   BBH Securities Lending Fund **                         $   491,696
--------------------------------------------------------------------------------
Total Investment Securities - 99.3%
(Cost $39,884,654)                                                  $39,561,113
Other Assets in Excess of Liabilities - 0.7%                            273,030
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $39,834,143
--------------------------------------------------------------------------------

**    Represents collateral for securities loaned.

+     All or a portion of the security is on loan.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities were valued at $540,123 or 1.36% of net assets.

See Notes to Schedules of Investments.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 93.2%
  Capital Goods - 12.5%
    15,950   Emerson Electric Co.                                   $ 1,035,634
    28,400   Tyco International Ltd.                                    959,920
    11,000   United Technologies Corp.                                1,118,260
    34,500   Waste Management Inc.                                      995,325
--------------------------------------------------------------------------------
                                                                      4,109,139
--------------------------------------------------------------------------------
  Consumer Cyclicals - 8.4%
    10,800   Harley-Davidson Inc.                                       623,808
    29,100   Home Depot, Inc.                                         1,112,784
    11,700   Omnicom Group Inc.                                       1,035,684
--------------------------------------------------------------------------------
                                                                      2,772,276
--------------------------------------------------------------------------------
  Consumer Staples - 22.2%
    20,000   Altria Group Inc.                                        1,307,799
    20,950   CVS Corp.                                                1,102,389
     9,900   Kimberly-Clark Corp.                                       650,727
    21,300   McDonald's Corp.                                           663,282
    40,850   Newell Rubbermaid Inc.                                     896,249
    16,500   The Coca-Cola Co.                                          687,555
    57,900   Time Warner, Inc.*                                       1,016,145
    19,600   Wal-Mart Stores, Inc.                                      982,156
--------------------------------------------------------------------------------
                                                                      7,306,302
--------------------------------------------------------------------------------
  Financials - 10.4%
    12,700   American Express Co.                                       652,399
    10,900   Bank of America Corp.                                      480,690
    14,400   Citigroup, Inc.                                            647,136
     8,500   Merrill Lynch & Co., Inc.                                  481,100
    12,700   Wachovia Corp.                                             646,557
     8,600   Wells Fargo & Co.                                          514,280
--------------------------------------------------------------------------------
                                                                      3,422,162
--------------------------------------------------------------------------------
  Health Care - 18.9%
    28,700   Baxter International Inc.                                  975,226
    18,350   Guidant Corp.                                            1,356,065
    26,600   HCA Inc.                                                 1,424,962
    38,300   Pfizer Inc.                                              1,006,141
    34,300   Wyeth                                                    1,446,774
--------------------------------------------------------------------------------
                                                                      6,209,168
--------------------------------------------------------------------------------
  Technology - 18.8%
    13,900   Analog Devices, Inc.                                       502,346
    42,400   Applied Materials, Inc.*                                   689,000
    28,500   Cisco Systems, Inc.*                                       509,865
    32,500   Dell Inc.*                                               1,248,650
    20,300   International Game Technology                              541,198
    40,400   Microsoft Corp.                                            976,468
    36,950   Nokia Corp. - ADR                                          570,139
         1   Taiwan Semiconductor
             Manufacturing Co. - ADR*                                         8
    49,900   Veritas Software Corp.*                                  1,158,678
--------------------------------------------------------------------------------
                                                                      6,196,352
--------------------------------------------------------------------------------
  Transportation - 2.0%
     6,900   Fedex Corp.                                                648,255
--------------------------------------------------------------------------------
Total Common Stocks - 93.2%
(Cost $27,165,757)                                                  $30,663,654
Other Assets in Excess of Liabilities - 6.8%                          2,238,169
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $32,901,823
--------------------------------------------------------------------------------

*     Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

10

-------------------------------
Touchstone Emerging Growth Fund
-------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                              Value

Common Stocks - 97.4%
  Advertising - 0.2%
     5,260   Interpublic Group of
             Companies, Inc. (The)                                  $    64,593
--------------------------------------------------------------------------------
  Aerospace & Defense - 0.3%
     1,350   Alliant Techsystems*                                        96,458
--------------------------------------------------------------------------------
  Airlines - 0.2%
     5,700   Southwest Airlines                                          81,168
--------------------------------------------------------------------------------
  Apparel - 0.5%
     3,400   Ann Taylor Stores Corp.*                                    87,006
     2,605   Jones Apparel Group                                         87,241
--------------------------------------------------------------------------------
                                                                        174,247
--------------------------------------------------------------------------------
  Banking - 2.5%
     3,800   North Fork Bancorporation                                  105,412
       400   People's Bank                                               16,380
     1,253   TD Banknorth, Inc.*                                         39,144
     9,350   Zions Bancorporation                                       645,337
--------------------------------------------------------------------------------
                                                                        806,273
--------------------------------------------------------------------------------
  Biotechnology - 0.2%
     1,700   Charles River Laboratories
             International, Inc.*                                        79,968
--------------------------------------------------------------------------------
  Broadcasting - 1.0%
    16,800   Westwood One, Inc.*                                        341,880
--------------------------------------------------------------------------------
  Commercial Services - 0.1%
     1,250   Anixter International, Inc.*                                45,188
--------------------------------------------------------------------------------
  Computer Software & Processing - 4.3%
    12,600   McAfee, Inc.*                                              284,256
     9,100   Mercury Interactive Corp.*                                 431,158
    58,100   Siebel Systems, Inc.*                                      530,453
     2,950   SunGard Data Systems, Inc.*                                101,775
     6,350   Unisys Corp.*                                               44,831
--------------------------------------------------------------------------------
                                                                      1,392,473
--------------------------------------------------------------------------------
  Computers & Information - 0.2%
     1,850   Reynolds & Reynolds
             Company (The) - Class A                                     50,061
--------------------------------------------------------------------------------
  Consumer Discretionary - 3.2%
    13,300   Royal Caribbean Cruises, Ltd. +                            594,377
     1,050   Univision Communications Inc.*                              29,075
    11,900   Williams-Sonoma*                                           437,325
--------------------------------------------------------------------------------
                                                                      1,060,777
--------------------------------------------------------------------------------
  Consumer Staples - 0.1%
     1,400   Cott Corp.*                                                 33,922
--------------------------------------------------------------------------------
  Electronics - 0.9%
     2,300   Arrow Electronics*                                          58,305
     5,060   Celestica*                                                  68,361
     1,315   EMCOR Group*                                                61,568
     8,050   Vishay Intertechnology*+                                   100,061
--------------------------------------------------------------------------------
                                                                        288,295
--------------------------------------------------------------------------------
  Energy - 7.5%
     8,200   Amerada Hess Corp.                                         788,922
    10,100   BJ Services                                                523,988
    20,400   Chesapeake Energy+                                         447,576
    16,400   Pioneer Natural Resources Company                          700,608
--------------------------------------------------------------------------------
                                                                      2,461,094
--------------------------------------------------------------------------------
  Financial Services - 4.4%
    33,600   CapitalSource Inc.*+                                       772,800
    12,700   Investors Financial Services                               621,157
     1,100   Piper Jaffray Companies, Inc.*                              40,249
--------------------------------------------------------------------------------
                                                                      1,434,206
--------------------------------------------------------------------------------
  Health Care - 14.2%
    12,600   Andrx Corp.*                                               285,642
    24,600   Celgene*                                                   837,630
    24,300   Community Health Systems*                                  848,313
    19,800   Manor Care +                                               719,928
    23,500   Omnicare, Inc.                                             833,075
    19,400   PacifiCare Health Systems, Inc.                          1,104,247
--------------------------------------------------------------------------------
                                                                      4,628,835
--------------------------------------------------------------------------------
  Health Care Equipment - 9.5%
    25,400   Cytyc Corp.*                                               584,454
    10,400   Dade Behring Holdings, Inc.*                               612,871
     9,300   Fisher Scientific International, Inc.*                     529,356
     1,400   Hillenbrand Industries, Inc.                                77,658
    33,650   PerkinElmer                                                694,199
    23,750   Thermo Electron*                                           600,638
--------------------------------------------------------------------------------
                                                                      3,099,176
--------------------------------------------------------------------------------
  Health Care Providers - 0.2%
     2,450   Health Net*                                                 80,140
--------------------------------------------------------------------------------
  Heavy Machinery - 1.0%
     1,750   Dover                                                       66,133
     2,525   Varian*                                                     95,671
     1,350   W.W. Grainger, Inc.                                         84,065
     2,000   York International                                          78,360
--------------------------------------------------------------------------------
                                                                        324,229
--------------------------------------------------------------------------------
  Homefurnishings - 0.2%
     2,150   Leggett & Platt                                             62,092
--------------------------------------------------------------------------------
  Industrials - 13.3%
    22,400   AMETEK, Inc.                                               901,600
     6,700   Career Education*                                          229,542
    18,700   IDEX Corp.                                                 754,545
    28,000   Monster Worldwide Inc.*                                    785,400
    21,600   Republic Services, Inc.                                    723,168
    14,600   Roper Industries, Inc.                                     956,299
--------------------------------------------------------------------------------
                                                                      4,350,554
--------------------------------------------------------------------------------
  Information Technology - 6.5%
    13,800   Alliance Data Systems Corp.*                               557,520
     9,000   CheckFree Corp.*                                           366,840
    25,000   Lam Research*                                              721,500
    15,300   Scientific-Atlanta, Inc.                                   431,766
     1,050   SPX Corp.                                                   45,444
--------------------------------------------------------------------------------
                                                                      2,123,070
--------------------------------------------------------------------------------
  Information Technology -
  Communications Equipment - 1.6%
    30,500   Polycom, Inc.*                                             516,975
--------------------------------------------------------------------------------
  Information Technology - Consulting - 3.5%
    10,700   CACI International, Inc. - Class A*                        590,961
    23,100   Satyam Computer
             Services Ltd. - ADR +                                      539,616
--------------------------------------------------------------------------------
                                                                      1,130,577
--------------------------------------------------------------------------------
  Insurance - 0.7%
     1,800   Arthur J. Gallagher & Company +                             51,840
     3,590   Assurant, Inc.+                                            120,983
     2,800   Old Republic International Corp.                            65,212
--------------------------------------------------------------------------------
                                                                        238,035
--------------------------------------------------------------------------------
  Materials - 8.3%
    19,800   Arch Coal +                                                851,598
    16,700   CONSOL Energy, Inc.                                        785,234
    16,800   Monsanto Company                                         1,083,600
--------------------------------------------------------------------------------
                                                                      2,720,432
--------------------------------------------------------------------------------

                                                 -------------------------------
                                                 Touchstone Emerging Growth Fund
                                                 -------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value

Common Stocks - 97.4%  - Continued
  Media - Broadcasting & Publishing - 0.4%
     6,250   Andrew Corporation*                                    $    73,188
     1,700   Cox Radio, Inc. - Class A*+                                 28,577
       850   Entercom Communications Corp.*                              30,192
--------------------------------------------------------------------------------
                                                                        131,957
--------------------------------------------------------------------------------
  Medical Supplies - 0.9%
     1,150   Beckman Coulter, Inc.                                       76,418
     2,450   Edwards Lifesciences Corp.*+                               105,889
     6,750   Teradyne*+                                                  98,550
--------------------------------------------------------------------------------
                                                                        280,857
--------------------------------------------------------------------------------
  Oil & Gas - 2.3%
     1,650   Cooper Cameron*                                             94,397
     1,400   Ensco International                                         52,724
     9,700   Smith International, Inc.                                  608,481
--------------------------------------------------------------------------------
                                                                        755,602
--------------------------------------------------------------------------------
  Oil & Gas Exploring & Production - 0.3%
     2,050   Transocean Inc.*                                           105,493
--------------------------------------------------------------------------------
  Pharmaceuticals - 1.0%
       550   Barr Pharmaceuticals, Inc.*                                 26,857
    11,200   Medicines Company (The)*                                   253,792
     1,400   Par Pharmaceutical Companies, Inc.*                         46,816
--------------------------------------------------------------------------------
                                                                        327,465
--------------------------------------------------------------------------------
  Restaurants - 0.2%
     2,450   Darden Restaurants, Inc.                                    75,166
--------------------------------------------------------------------------------
  Retailers - 3.6%
     1,150   Federated Department Stores, Inc.                           73,186
    21,800   Foot Locker, Inc.                                          638,740
     3,100   May Department Stores Company                              114,762
     1,970   OfficeMax, Inc.                                             65,995
     3,150   Talbots                                                    100,737
     3,400   Tiffany & Co.                                              117,368
     2,350   TJX Companies, Inc. (The)                                   57,881
--------------------------------------------------------------------------------
                                                                      1,168,669
--------------------------------------------------------------------------------
  Semi-Conductors - 4.1%
     7,150   Cypress Semiconductor Corp.*+                               90,090
     2,850   Freescale Semiconductor, Inc. - Class B*                    49,163
     2,750   Intersil Corp.                                              47,630
    29,275   National Semiconductor Corp.                               603,357
     4,100   Novellus Systems, Inc.*                                    109,593
    25,000   Semtech*                                                   446,750
--------------------------------------------------------------------------------
                                                                      1,346,583
--------------------------------------------------------------------------------
Total Common Stocks                                                 $31,876,510
--------------------------------------------------------------------------------
Investment Funds - 13.6%
 4,467,772   BBH Securities Lending Fund **                         $ 4,467,772
--------------------------------------------------------------------------------
Total Investment Securities - 111.0%
(Cost $32,205,429)                                                   36,344,282
Liabilities in Excess of Other Assets - (11.0%)                      (3,599,121)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $32,745,161
--------------------------------------------------------------------------------

*     Non-income producing security.
**    Represents collateral for securities loaned.
+     All or a portion of the security is on loan.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

12

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                              Value

Common Stocks - 98.6%
  Aerospace & Defense - 5.1%
    14,860   Boeing                                                 $   868,715
    14,860   Honeywell International                                    552,941
--------------------------------------------------------------------------------
                                                                      1,421,656
--------------------------------------------------------------------------------
  Automobiles - 8.3%
    78,700   General Motors Corporation +                             2,312,993
--------------------------------------------------------------------------------
  Banking - 2.4%
    14,860   Citigroup                                                  667,808
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 7.4%
    14,860   Altria Group                                               971,696
    14,860   Coca-Cola                                                  619,216
    14,860   McDonald's                                                 462,740
--------------------------------------------------------------------------------
                                                                      2,053,652
--------------------------------------------------------------------------------
  Chemicals - 2.7%
    14,860   Du Pont (E.I.) De Nemours                                  761,426
--------------------------------------------------------------------------------
  Computer Software & Processing - 1.3%
    14,860   Microsoft                                                  359,166
--------------------------------------------------------------------------------
  Computers & Information - 6.1%
    14,860   Hewlett-Packard                                            326,028
    14,860   International Business Machines                          1,357,907
--------------------------------------------------------------------------------
                                                                      1,683,935
--------------------------------------------------------------------------------
  Electronics - 1.2%
    14,860   Intel                                                      345,198
--------------------------------------------------------------------------------
  Entertainment & Leisure - 1.5%
    14,860   Walt Disney Company (The)                                  426,928
--------------------------------------------------------------------------------
  Financial Services - 4.6%
    14,860   American Express                                           763,358
    14,860   J.P. Morgan Chase & Co.                                    514,156
--------------------------------------------------------------------------------
                                                                      1,277,514
--------------------------------------------------------------------------------
  Fire, Marine, & Casualty Insurance - 3.0%
    14,860   American International Group                               823,393
--------------------------------------------------------------------------------
  Household Products - 2.8%
    14,860   Procter & Gamble Co.                                       787,580
--------------------------------------------------------------------------------
  Industrial - Diversified - 18.6%
    14,860   Alcoa, Inc.                                                451,595
    14,860   Caterpiller, Inc.                                        1,358,798
    14,860   General Electric                                           535,852
    14,860   Minnesota Mining & Manufacturing (3M)                    1,273,353
    14,860   United Technologies                                      1,510,668
--------------------------------------------------------------------------------
                                                                      5,130,266
--------------------------------------------------------------------------------
  Medical Supplies - 3.6%
    14,860   Johnson & Johnson                                          997,998
--------------------------------------------------------------------------------
  Oil & Gas - 3.2%
    14,860   Exxon Mobil                                                885,656
--------------------------------------------------------------------------------
  Pharmaceuticals - 11.1%
    82,600   Merck                                                    2,673,762
    14,860   Pfizer                                                     390,372
--------------------------------------------------------------------------------
                                                                      3,064,134
--------------------------------------------------------------------------------
  Retailers - 4.7%
    14,860   Home Depot                                                 568,246
    14,860   Wal-Mart Stores, Inc.                                      744,635
--------------------------------------------------------------------------------
                                                                      1,312,881
--------------------------------------------------------------------------------
  Telephone Systems - 11.0%
   106,350   SBC Communications                                       2,519,432
    14,860   Verizon Communications                                     527,530
--------------------------------------------------------------------------------
                                                                      3,046,962
--------------------------------------------------------------------------------
Total Common Stocks                                                 $27,359,146
--------------------------------------------------------------------------------
  Investment Funds - 8.3%
 2,314,509   BBH Securities Lending Fund **                         $ 2,314,509
--------------------------------------------------------------------------------
Total Investment Securities - 106.9%
(Cost $29,630,562)                                                  $29,673,655
Liabilities in Excess of Other Assets - (6.9%)                       (1,926,106)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $27,747,549
--------------------------------------------------------------------------------

**    Represents collateral for securities loaned.
+     All or a a portion of the security is on loan.

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                               Value

Exchange Traded Funds - 98.3%
       770   iShares Lehman Aggregate Bond Fund                     $    77,716
     3,630   iShares MSCI EAFE Index Fund                               576,626
     1,400   iShares S&P 500/BARRA Growth
             Index Fund                                                  79,226
     9,300   iShares S&P 500/BARRA Value
             Index Fund                                                 566,370
       580   iShares S&P MidCap 400/BARRA
             Growth Index Fund                                           77,697
     4,540   iShares S&P MidCap 400/BARRA
             Value Index Fund                                           576,897
       740   iShares S&P SmallCap 600/BARRA
             Growth Index Fund                                           77,670
     4,850   iShares S&P SmallCap 600/BARRA
             Value Index Fund                                           572,155
--------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.3%
(Cost $2,651,289)                                                   $ 2,604,357
Other Assets in Excess of Liabilities - 1.7%                             46,131
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 2,650,488
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

14

-------------------------------
Touchstone Growth & Income Fund
-------------------------------


Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

    Shares                                                             Value

Common Stocks - 98.0%
  Aerospace & Defense - 4.2%
    22,500   Honeywell International                                $   837,225
     6,400   Textron                                                    477,568
--------------------------------------------------------------------------------
                                                                      1,314,793
--------------------------------------------------------------------------------
  Apparel Retailers - 1.5%
    19,000   Limited                                                    461,700
--------------------------------------------------------------------------------
  Banking - 11.7%
    19,100   AmSouth Bancorp                                            495,645
    12,054   Bank of America                                            531,581
     7,900   BB&T                                                       308,732
    19,400   Citigroup                                                  871,836
     5,700   SunTrust Banks                                             410,799
    14,800   U.S. Bancorp                                               426,536
    12,300   Wachovia                                                   626,193
--------------------------------------------------------------------------------
                                                                      3,671,322
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 3.8%
     4,400   ConAgra Foods                                              118,888
    14,300   General Mills                                              702,845
    11,800   McDonald's                                                 367,452
--------------------------------------------------------------------------------
                                                                      1,189,185
--------------------------------------------------------------------------------
  Business Equipment & Services - 0.5%
     3,700   Pitney-Bowes                                               166,944
--------------------------------------------------------------------------------
  Chemicals - 5.9%
    11,000   Air Products & Chemicals                                   696,190
     8,600   Avery Dennison                                             532,598
     2,500   Dow Chemical                                               124,625
    11,400   Sherwin-Williams                                           501,486
--------------------------------------------------------------------------------
                                                                      1,854,899
--------------------------------------------------------------------------------
  Computer Software & Processing - 1.5%
    20,000   Microsoft                                                  483,400
--------------------------------------------------------------------------------
  Computers & Information - 7.1%
    17,400   Automatic Data Processing                                  782,130
     5,900   First Data Corp.                                           231,929
    27,297   Hewlett-Packard                                            598,896
     6,800   International Business Machines                            621,384
--------------------------------------------------------------------------------
                                                                      2,234,339
--------------------------------------------------------------------------------
  Electrical Equipment - 1.2%
     5,600   Emerson Electric                                           363,608
--------------------------------------------------------------------------------
  Electronics - 6.1%
    29,400   Applied Materials*                                         477,750
    37,800   Intel                                                      878,094
    21,500   Texas Instruments, Inc.                                    548,035
--------------------------------------------------------------------------------
                                                                      1,903,879
--------------------------------------------------------------------------------
  Financial Services - 9.0%
     4,400   Bear Stearns Companies                                     439,560
     5,200   Freddie Mac                                                328,640
    24,400   J.P. Morgan Chase                                          844,240
    10,300   Merrill Lynch & Co.                                        582,980
    12,400   PNC Financial Services Group                               638,352
--------------------------------------------------------------------------------
                                                                      2,833,772
--------------------------------------------------------------------------------
  Forest Products & Paper - 4.4%
     8,800   Kimberly-Clark                                             578,424
    27,600   Sonoco Products                                            796,260
--------------------------------------------------------------------------------
                                                                      1,374,684
--------------------------------------------------------------------------------
  Industrial - 3.5%
    30,800   General Electric                                         1,110,648
--------------------------------------------------------------------------------
  Insurance - 2.0%
     3,300   Allstate                                                   178,398
     8,200   American International Group                               454,362
--------------------------------------------------------------------------------
                                                                        632,760
--------------------------------------------------------------------------------
  Medical Supplies - 3.9%
    20,700   Baxter International, Inc.                                 703,386
     7,600   Johnson & Johnson                                          510,416
--------------------------------------------------------------------------------
                                                                      1,213,802
--------------------------------------------------------------------------------
  Metals - 1.8%
    18,100   Alcoa                                                      550,059
--------------------------------------------------------------------------------
  Oil & Gas - 12.8%
    10,000   BP Amoco Plc - ADR                                         624,000
    17,000   Chevron Texaco                                             991,270
     2,600   ConocoPhillips                                             280,384
    21,542   Exxon Mobil                                              1,283,904
     5,600   Halliburton Co.                                            242,200
     9,100   Royal Dutch Petroleum                                      546,364
--------------------------------------------------------------------------------
                                                                      3,968,122
--------------------------------------------------------------------------------
  Pharmaceuticals - 7.5%
    13,300   Abbott Laboratories                                        620,046
    33,200   Bristol-Myers Squibb                                       845,272
    13,900   Pfizer                                                     365,153
    12,300   Wyeth                                                      518,814
--------------------------------------------------------------------------------
                                                                      2,349,285
--------------------------------------------------------------------------------
  Retailers - 5.4%
    19,000   Family Dollar Stores                                       576,840
    12,100   Lowe's Companies, Inc.*                                    690,789
    12,400   RadioShack Corp.                                           303,800
     2,000   Unilever NV                                                134,840
--------------------------------------------------------------------------------
                                                                      1,706,269
--------------------------------------------------------------------------------
  Telephone Systems - 2.5%
    38,900   Nokia Oyj - ADR                                            600,227
     7,100   SBC Communications                                         168,199
--------------------------------------------------------------------------------
                                                                        768,426
--------------------------------------------------------------------------------
  Utilities - 1.7%
     9,100   Progress Energy, Inc.                                      381,745
     5,000   The Southern Co.                                           159,150
--------------------------------------------------------------------------------
                                                                        540,895
--------------------------------------------------------------------------------
Total Common Stocks - 98.0%
(Cost $27,490,438)                                                  $30,692,791
Other Assets in Excess of Liabilities - 2.0%                            630,789
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $31,323,580
--------------------------------------------------------------------------------

*     Non-income producing security
ADR - American Depository Receipt


See Notes to Schedules of Investments.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Corporate Bonds - 97.7%
  Airlines - 1.1%
$  434,775   American Airlines                   9.71%     1/2/07     $ 404,480
--------------------------------------------------------------------------------
  Automotive - 3.0%
   300,000   Ford Motor
             Credit Co. +                        7.00%     10/1/13      290,615
   300,000   General Motors +                    7.13%     7/15/13      258,492
   250,000   Navistar
             International, 144A                 6.25%     3/1/12       237,500
   260,000   TRW Automotive                     11.00%     2/15/13      291,199
--------------------------------------------------------------------------------
                                                                      1,077,806
--------------------------------------------------------------------------------
  Beverages - 1.6%
   500,000   Cia Brasileira
             de Bebidas                          8.75%     9/15/13      572,500
--------------------------------------------------------------------------------
  Building Products - 1.9%
   500,000   Texas Industries, Inc.             10.25%     6/15/11      566,250
   125,000   U.S. Concrete                       8.38%     4/1/14       124,375
--------------------------------------------------------------------------------
                                                                        690,625
--------------------------------------------------------------------------------
  Chemicals - 4.7%
   350,000   Equistar Chemical
             Funding                            10.13%     9/1/08       386,750
   200,000   MacDermid                           9.13%     7/15/11      214,500
   400,000   Marsulex                            9.63%     7/1/08       407,000
   500,000   Nalco                               7.75%     11/15/11     520,000
   150,000   Polyone Corp.                      10.63%     5/15/10      166,500
--------------------------------------------------------------------------------
                                                                      1,694,750
--------------------------------------------------------------------------------
  Coal - 2.8%
   500,000   Foundation PA
             Coal Co.                            7.25%     8/1/14       507,500
   500,000   Massey Energy                       6.63%     11/15/10     502,500
--------------------------------------------------------------------------------
                                                                      1,010,000
--------------------------------------------------------------------------------
  Commercial Services - 1.9%
   150,000   Allied Waste
             NA, 144A                            7.25%     3/15/15      142,500
   500,000   Mail Well Corp.                     9.63%     3/15/12      532,500
--------------------------------------------------------------------------------
                                                                        675,000
--------------------------------------------------------------------------------
  Consumer - 3.0%
   500,000   Bombardier
             Recreational                        8.38%     12/15/13     530,000
   124,000   Church & Dwight
             Co., Inc., 144A                     6.00%     12/15/12     120,900
   180,000   Rayovac Corp.                       8.50%     10/1/13      185,400
   250,000   Rayovac Corp., 144A                 7.38%     2/1/15       239,375
--------------------------------------------------------------------------------
                                                                      1,075,675
--------------------------------------------------------------------------------
  Electric Utilities - 7.4%
   400,000   AES Corp., 144A                     9.00%     5/15/15      440,000
   400,000   Alliant Energy
             Resources                           9.75%     1/15/13      511,752
   300,000   Ava Capital Trust III               6.50%     4/1/34       303,387
   200,000   Avista Corp.                        9.75%     6/1/08       227,842
   287,000   CMS Energy                          6.30%     2/1/12       277,780
   140,000   Nevada Power
             Co., 144A                           5.88%     1/15/15      136,500
   117,000   NRG Energy, 144A                    8.00%     12/15/13     123,728
   250,000   Reliant Resources                   9.50%     7/15/13      271,875
   231,000   Texas Genco LLC,
             144A                                6.88%     12/15/14     231,578
   196,300   Tiete Certificates
             Grantor Trust,
             144A (a)                           11.50%     4/15/16      127,595
--------------------------------------------------------------------------------
                                                                      2,652,037
--------------------------------------------------------------------------------
  Electronic Components - 1.4%
   500,000   Communications
             & Power Industry                    8.00%     2/1/12       507,500
--------------------------------------------------------------------------------
  Food Processors - 0.6%
   200,000   Chiquita Brands
             International                       7.50%     11/1/14      199,000
--------------------------------------------------------------------------------
  Forest Products & Paper - 3.3%
   250,000   Georgia-Pacific                     7.70%     6/15/15      274,063
   250,000   Stone Container                     9.75%     2/1/11       267,500
   700,000   Tembec Industries, Inc.             8.50%     2/1/11       663,250
--------------------------------------------------------------------------------
                                                                      1,204,813
--------------------------------------------------------------------------------
  Funeral Services - 2.3%
   500,000   Service Corp.
             International                       6.75%     4/1/16       480,000
   350,000   Stewart
             Enterprises, 144A                   6.25%     2/15/13      339,500
--------------------------------------------------------------------------------
                                                                        819,500
--------------------------------------------------------------------------------
  Health Care Providers - 9.2%
   250,000   Chemed Corp.                        8.75%     2/24/11      271,875
    47,000   Davita, Inc., 144A                  6.63%     3/15/13       46,530
    63,000   Davita, Inc., 144A                  7.25%     3/15/15       61,740
   234,000   HCA, Inc.                           6.30%     10/1/12      233,777
   260,000   HCA, Inc.                           5.75%     3/15/14      248,171
   500,000   Iasis Healthcare                    8.75%     6/15/14      521,250
   134,000   Manor Care                          8.00%     3/1/08       145,724
   111,000   NDC Health Corp.                   10.50%     12/1/12      114,053
   500,000   Rotech Healthcare                   9.50%     4/1/12       537,500
   500,000   Tenet Healthcare                    6.38%     12/1/11      461,250
   630,000   U.S. Oncology, 144A                 9.00%     8/15/12      664,649
--------------------------------------------------------------------------------
                                                                      3,306,519
--------------------------------------------------------------------------------
  Heavy Machinery - 4.3%
   400,000   Briggs & Stratton                   8.88%     3/15/11      456,000
   500,000   Case New Holland,
             144A                                9.25%     8/1/11       532,500
   554,000   Dresser-Rand
             Group, Inc., 144A                   7.38%     11/1/14      554,000
--------------------------------------------------------------------------------
                                                                      1,542,500
--------------------------------------------------------------------------------
  Homefurnishings - 0.9%
   316,000   Interface                           7.30%     4/1/08       308,100
--------------------------------------------------------------------------------
  Housing - 6.6%
   500,000   Champion
             Enterprises                         7.63%     5/15/09      503,750
   460,000   K Hovnanian
             Enterprises, 144A                   6.25%     1/15/15      440,251
   250,000   KB Homes                            9.50%     2/15/11      264,769
   400,000   M/I Homes,
             Inc., 144A                          6.88%     4/1/12       396,000
   250,000   Meritage Homes
             Corp., 144A                         6.25%     3/15/15      235,000
   500,000   WCI
             Communities, Inc.                  10.63%     2/15/11      541,875
--------------------------------------------------------------------------------
                                                                      2,381,645
--------------------------------------------------------------------------------

16

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Corporate Bonds - 97.7% - Continued
  Industrial - 2.3%
$   75,000   Airgas                              6.25%     7/15/14   $   74,813
   250,000   International
             Steel Group                         6.50%     4/15/14      255,000
   500,000   United Rentals
             NA, Inc.                            6.50%     2/15/12      486,250
--------------------------------------------------------------------------------
                                                                        816,063
--------------------------------------------------------------------------------
  Lodging - 1.4%
    10,000   Resorts International
             Hotel/Casino                       11.50%     3/15/09       11,388
   500,000   Station Casinos                     6.50%     2/1/14       496,250
--------------------------------------------------------------------------------
                                                                        507,638
--------------------------------------------------------------------------------
  Manufacturing - 0.5%
   200,000   Trinity Industries, Inc.            6.50%     3/15/14      193,000
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 4.8%
   500,000   Block
             Communications                      9.25%     4/15/09      532,500
   400,000   Corus
             Entertainment, Inc.                 8.75%     3/1/12       429,000
   250,000   Susquehanna Media                   7.38%     4/15/13      257,500
   500,000   Videotron Ltee                      6.88%     1/15/14      502,500
--------------------------------------------------------------------------------
                                                                      1,721,500
--------------------------------------------------------------------------------
  Metals - 4.4%
   500,000   Freeport-McMoran
             C&G                                10.13%     2/1/10       555,000
   500,000   IPSCO                               8.75%     6/1/13       556,250
   200,000   Newmont Mining                      8.63%     5/15/11      238,807
   250,000   Novelis, Inc., 144A                 7.25%     2/15/15      245,000
--------------------------------------------------------------------------------
                                                                      1,595,057
--------------------------------------------------------------------------------
  Oil & Gas - 9.3%
   250,000   Bluewater Finance
             Ltd.                               10.25%     2/15/12      271,250
   500,000   Chesapeake
             Energy Corp.                        6.88%     1/15/16      505,000
   161,000   Glencore Funding
             LLC, 144A                           6.00%     4/15/14      153,110
    75,000   Grant Prideco,
             Series B                            9.63%     12/1/07       81,750
   100,000   Holly Energy
             Partners LP, 144A                   6.25%     3/1/15        96,000
   660,000   Husky Oil                           8.90%     8/15/28      732,888
   100,000   Lone Star Tech,
             Series B                            9.00%     6/1/11       106,000
   381,000   Paramount
             Resources, Ltd.                     8.50%     1/31/13      381,953
   250,000   Petrobras
             International
             Finance                             7.75%     9/15/14      245,000
   250,000   Transmontaigne                      9.13%     6/1/10       265,000
   500,000   United Refining Co.                10.50%     8/15/12      502,500
--------------------------------------------------------------------------------
                                                                      3,340,451
--------------------------------------------------------------------------------
  Paper & Packaging - 1.9%
   100,000   Alltrista Corp.                     9.75%     5/1/12       106,500
    75,000   Constar
             International, 144A                 6.15%     2/15/12       75,000
   530,000   Owens-Brockway
             Glass Containers,
             144A                                6.75%     12/1/14      519,400
--------------------------------------------------------------------------------
                                                                        700,900
--------------------------------------------------------------------------------
  Pharmaceuticals - 1.3%
   488,000   Alpharma, 144A                      8.63%     5/1/11       463,600
--------------------------------------------------------------------------------
  Publishing - 2.9%
   500,000   Houghton Mifflin                    8.25%     2/1/11       510,000
   500,000   RH Donnelley
             Finance Corp., 144A                 8.88%     12/15/10     545,000
--------------------------------------------------------------------------------
                                                                      1,055,000
--------------------------------------------------------------------------------
  Retail - 2.7%
   753,000   Asbury Automotive
             Group                               8.00%     3/15/14      730,410
   250,000   CSK Auto                            7.00%     1/15/14      235,938
--------------------------------------------------------------------------------
                                                                        966,348
--------------------------------------------------------------------------------
  Telecommunications - 5.6%
   500,000   Broadwing                           7.25%     6/15/23      480,000
   750,000   Nextel
             Communications                      6.88%     10/31/13     781,875
   400,000   Rogers Wireless, Inc.               7.25%     12/15/12     408,000
   343,000   Rogers Wireless, Inc.               6.38%     3/1/14       332,710
   500,000   Williams Comm.
             Group, Inc. * (a)                   0.00%     10/1/09            0
--------------------------------------------------------------------------------
                                                                      2,002,585
--------------------------------------------------------------------------------
  Textiles - 1.5%
   500,000   Broder Brothers                     11.25%    10/15/10     547,500
--------------------------------------------------------------------------------
  Transportation - 3.1%
   219,000   CHC Helicopter
             Corp., 144A                         7.38%     5/1/14       213,251
   200,000   Laidlaw
             International                      10.75%     6/15/11      226,500
   350,000   Overseas Shipping
             Group                               8.75%     12/1/13      392,000
   250,000   Stena AB                            9.63%     12/1/12      276,875
--------------------------------------------------------------------------------
                                                                      1,108,626
--------------------------------------------------------------------------------
Total Corporate Bonds                                                35,140,718
--------------------------------------------------------------------------------
U.S. Government Agency Obligations - 0.5%
   183,000   Federal Home
             Loan Bank
             Discount Note                       0.00%     4/1/05       183,000
--------------------------------------------------------------------------------

   Shares                                                              Value

Preferred Stocks - 0.0%
  Telecommunications - 0.0%
         1   McLeodusa, Series A                                    $         1
--------------------------------------------------------------------------------
Investment Funds - 2.9%
 1,059,113   BBH Securities Lending Fund **                         $ 1,059,113
--------------------------------------------------------------------------------
Total Investment Securities - 101.1%
(Cost $35,439,641)                                                  $36,382,832
Liabilities in Excess of Other Assets - (1.1%)                         (392,724)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $35,990,108
--------------------------------------------------------------------------------

*     Non-income producing security.
**    Represents collateral for securities loaned.
+     All or a portion of the security is on loan.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities were valued at $7,380,207 or 20.51% of net assets.
(a) Security valued at fair value - See Notes to Schedules of Investments. At March 31, 2005, fair valued securities represented 0.35% of net assets.

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    Touchstone Moderate ETF Fund
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

  Shares                                                               Value

Exchange Traded Funds - 98.4%
    17,310   iShares Lehman Aggregate Bond Fund                     $ 1,747,098
     1,350   iShares MSCI EAFE Index Fund                               214,448
    14,800   iShares S&P 500/BARRA Growth
             Index Fund                                                 837,532
     8,910   iShares S&P 500/BARRA Value
             Index Fund                                                 542,619
       970   iShares S&P MidCap 400/BARRA
             Growth Index Fund                                          129,941
     3,030   iShares S&P MidCap 400/BARRA
             Value Index Fund                                           385,022
     1,230   iShares S&P SmallCap 600/BARRA
             Growth Index Fund                                          129,101
     1,760   iShares S&P SmallCap 600/BARRA
             Value Index Fund                                           207,627
--------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.4%
(Cost $4,218,083)                                                   $ 4,193,388
Other Assets in Excess of Liabilities - 1.6%                             69,532
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 4,262,920
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

18

----------------------------
Touchstone Money Market Fund
----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Commercial Paper - 19.5%
$4,000,000   Fountain Square
             Funding                             2.83%     4/1/05   $ 4,000,000
 4,000,000   UBS Finance                         2.83%     4/1/05     4,000,000
 1,000,000   Windmill Funding                    2.83%     4/1/05     1,000,000
 4,000,000   BellSouth Corp.                     2.73%     4/5/05     3,998,787
 4,000,000   Southern Co.
             Funding                             2.75%     4/12/05    3,996,639
--------------------------------------------------------------------------------
Total Commercial Paper                                              $16,995,426
--------------------------------------------------------------------------------
Corporate Bonds - 11.4%
   500,000   BellSouth Corp.                     4.12%     4/26/05      500,375
   100,000   Citicorp                            7.63%     5/1/05       100,401
   110,000   Norwest Corp.                       7.60%     5/3/05       110,423
   205,000   National Rural
             Utilities                           6.13%     5/15/05      205,976
   201,000   Nationsbank Corp.                   6.38%     5/15/05      202,009
   590,000   Wachovia Corp.                      6.80%     6/1/05       594,500
 1,393,000   Society National
             Bank                                7.25%     6/1/05     1,404,212
   255,000   Westdeutsche
             Landesbank NY                       6.75%     6/15/05      257,299
   335,000   Morgan Stanley
             Dean Witter                         7.75%     6/15/05      338,029
   125,000   Citigroup, Inc.                     4.13%     6/30/05      125,283
   102,000   Merrill Lynch & Co.                 6.00%     7/15/05      103,086
   175,000   First Union Corp.                   6.63%     7/15/05      177,207
   400,000   First Security Corp.                7.00%     7/15/05      405,312
   500,000   JPMorgan Chase & Co.                6.50%     8/1/05       506,787
   543,000   Chubb Corp.                         6.15%     8/15/05      549,600
   190,000   First Union Corp.                   7.55%     8/18/05      192,955
   100,000   Associates Corp. NA                 6.70%     9/1/05       101,361
   200,000   Citicorp                            7.13%     9/1/05       203,035
   225,000   First Union Corp.                   6.88%     9/15/05      229,456
   100,000   Alabama Power Co.                   5.49%     11/1/05      101,656
   135,000   Associates Corp. NA                 6.38%     11/15/05     137,518
   100,000   Norwest Corp.                       6.20%     12/1/05      101,714
   505,000   Citigroup, Inc.                     6.75%     12/1/05      515,374
   665,000   Florida Power & Light               6.88%     12/1/05      679,011
   390,000   JPMorgan Chase & Co.                6.25%     12/15/05     396,917
   410,000   Citicorp                            6.38%     1/15/06      419,269
   225,000   Merrill Lynch & Co.                 6.15%     1/26/06      230,090
   420,000   Georgia Power Co.                   6.20%     2/1/06       430,126
   310,000   National Rural Utilities            3.00%     2/15/06      307,862
   116,000   Bear Stearns Co., Inc.              3.00%     3/30/06      115,166
   250,000   Wells Fargo & Co.                   6.88%     4/1/06       257,523
--------------------------------------------------------------------------------
Total Corporate Bonds                                               $ 9,999,532
--------------------------------------------------------------------------------
Taxable Municipal Bonds - 5.5%
   125,000   American Muni
             Pwr OH (Gorsuch
             Station)                            1.70%     4/1/05       125,000
   655,000   CA Statewide
             Cmntys Dev Auth
             Pens Oblig Ser A-1                  2.65%     6/1/05       655,000
   592,000   Darke Co OH
             GO BANS 3.39%                                 7/13/05      592,638
   270,000   Connecticut St
             Dev Auth Ser C                      2.35%     8/15/05      270,000
 1,465,000   Michigan Pub Ed
             Facs Auth Rev                       2.07%     9/1/05     1,465,001
   350,000   Gateway Econ
             Dev Corp Cleveland
             OH Stadium Rev                      2.45%     9/15/05      350,000
   335,000   Connecticut St
             Dev Auth Ser B                      2.37%     10/15/05     335,000
   210,000   Cleveland OH Econ
             & Cmnty Dev Rev
             (Core City Fd)                      2.70%     12/1/05      209,971
   255,000   Chicago, IL GO                      2.56%     1/1/06       253,089
   500,000   Minneapolis &
             St. Paul MN
             (Metro Airport)                     6.25%     1/1/06       511,219
--------------------------------------------------------------------------------
Total Taxable Municipal Bonds                                       $ 4,766,918
--------------------------------------------------------------------------------
Variable Rate Demand Notes* - 52.5%
 1,070,000   Community Christian
             School Inc                          2.95%     4/1/05     1,070,000
   550,000   Diaz-Upton LLC                      2.95%     4/1/05       550,000
 1,325,000   Green Valley Baptist
             Church
             (Birmingham AL)                     2.95%     4/1/05     1,325,000
   810,000   Melrose Supply
             Sales Corp                          3.07%     4/1/05       810,000
   400,000   Brevard Co FL HFA
             MFH (Wickham Club)
             Ser B                               2.96%     4/6/05       400,000
   250,000   Chattanooga TN
             Hlth Ed MFH
             (Windridge)                         2.96%     4/6/05       250,000
 1,345,000   Florida HFC MFH
             (Heritage) Ser I-2                  2.96%     4/6/05     1,345,000
   500,000   Greenville SC
             Mem Aud
             (Bi-Lo Ctr)                         2.96%     4/6/05       500,000
   235,000   IL Fin Auth
             (Sunshine Thru Golf)                2.96%     4/6/05       235,000
    70,000   St Johns Co FL HFA
             (Ponce Harbor Apts)                 2.96%     4/6/05        70,000
   505,000   Volusia Co FL HFA
             MFH (Sunrise Pointe)                2.96%     4/6/05       505,000
   150,000   CA PCR Solid Waste
             (Escondido Disp Inc)
             Ser B                               3.11%     4/6/05       150,000
    15,000   Boone Co KY IDR
             (Hennegan Co)                       2.87%     4/7/05        15,000
 1,800,000   Wai Enterprises
             LLC Ser 2004                        2.89%     4/7/05     1,800,000
 1,000,000   Corp Finance
             Managers                            2.90%     4/7/05     1,000,000
 2,235,000   Taylor Steel Inc                    2.90%     4/7/05     2,235,000
 3,050,000   WA St HFC MFH
             (Vista Retirement
             Project) Ser B                      2.90%     4/7/05     3,049,999
 1,700,000   Westgate Investment
             Fund Ser 2005                       2.90%     4/7/05     1,700,000
 1,040,000   Stapleton Real
             Estate                              2.92%     4/7/05     1,040,000

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

--------------------------------------------------------------------------------
 Principal                                     Interest   Maturity
  Amount                                         Rate       Date       Value

Variable Rate Demand Notes* - 52.5% - Continued
$1,000,000   Atlanta GA Urban
             Res MFH (Auburn
             Glenn) Ser B                        2.93%     4/7/05    $1,000,000
 1,000,000   MI St Strat Fd
             Rev Ser B
             (Mot LLC)                           2.93%     4/7/05     1,000,000
 1,620,000   Denver LLC
             Ser 2000                            2.94%     4/7/05     1,620,000
 2,450,000   Long Beach CA
             Rev (Towne
             Ctr Site)                           2.94%     4/7/05     2,450,000
 1,880,000   Astra Products
             of OH                               2.95%     4/7/05     1,880,000
   250,000   Florida HFC MFH
             (Avalon Reserve)                    2.96%     4/7/05       250,000
 1,000,000   American Natl
             Fish & Wildlife
             Museum                              2.97%     4/7/05     1,000,000
   355,000   CA Statewide
             Com Dev MFH
             (Sunrise Fresno)                    2.97%     4/7/05       355,000
   145,000   LA Local Govt
             Environment CDA
             (Northwestern
             St Univ)                            2.97%     4/7/05       145,000
   137,000   PME Properties
             LLC                                 2.97%     4/7/05       137,000
   215,000   Suffolk Co NY IDA
             (Hampton Day
             School) 2.97%                                 4/7/05       215,000
   700,000   IL Fin Auth
             (Sunshine Thru
             Golf)                               2.98%     4/7/05       700,000
   700,000   Assk Properties
             LLC                                 3.00%     4/7/05       700,000
 1,070,000   Aurora Kane &
             Du Page Co IL IDR
             (A&B Hldgs)                         3.00%     4/7/05     1,070,000
   385,000   CWB Investments
             LLC                                 3.01%     4/7/05       385,000
   367,000   Fitch Denney
             Funeral Home Inc                    3.01%     4/7/05       367,000
   610,000   Genesee Co MI GO                    3.01%     4/7/05       610,000
   400,000   Miklin Enterprises
             Inc                                 3.01%     4/7/05       400,000
 1,160,000   Mountain State
             Univ Inc WV Rev                     3.01%     4/7/05     1,160,000
    40,000   New Jersey EDA
             (Mercer Co)
             Ser D-2                             3.01%     4/7/05        40,000
 1,540,000   Pebble Creek
             Golf LLC                            3.01%     4/7/05     1,540,000
   900,000   VP Pack LLC                         3.01%     4/7/05       900,000
   414,200   Campus Research
             Corp Ser B                          3.05%     4/7/05       414,200
 2,460,000   Springfield MO
             Redev Auth Rev
             (Univ Plaza Hotel)                  3.06%     4/7/05     2,460,000
   220,000   Denver LLC
             Ser 2001                            3.07%     4/7/05       220,000
   100,000   IL Dev Fin Auth
             IDR (Technifast Inds)
             Ser B                               3.11%     4/7/05       100,000
   640,000   Rev Bd Ctf Ser
             2004-15
             (Centennial)                        3.26%     4/7/05       640,000
 2,000,000   Cl B Rev Bd
             Ctfs Ser 2004-2                     3.27%     4/7/05     2,000,000
   440,000   Rev Bd Ctf
             Ser 2004-3
             (Castlegate III)                    3.27%     4/7/05       440,000
   400,000   Rev Bd Ctf
             Ser 2004-10
             (Pebble Brook)                      3.36%     4/7/05       400,000
 1,000,000   Rev Bd Ctf
             Ser 2004-12
             (Timber Lake)                       3.36%     4/7/05     1,000,000
 1,480,000   Rev Bd Ctf
             Ser 2004-17
             (Tyler's Creek)                     3.36%     4/7/05     1,480,000
   760,000   Rev Bd Ctf
             Ser 2004-8
             (Heather Lane)                      3.36%     4/7/05       760,000
--------------------------------------------------------------------------------
Total Variable Rate Demand Notes*                                   $45,888,199
--------------------------------------------------------------------------------

     Face
    Amount                                                             Value

Repurchase Agreements - 11.2%
 9,816,000   Nesbitt Burns Securities, Inc. 2.78%
                dated 03/31/05 due 04/01/05
                repurchase proceeds $9,816,000
                (Collateralized by $2,770,000 FHLB
                2.13% due 11/15/05 fair value
                $2,768,858, $1,390,000 FHLMC 6.00%
                due 6/15/11 fair value $1,510,119,
                $18,000 FNMA Discount Note due
                4/29/05 fair value $17,960, $2,088,000
                U.S. Treasury Bills due 4/21/05-9/15/05
                fair value $2,078,528, $3,549,000 U.S.
                Treasury Notes due 7/31/05-2/15/29
                fair value $3,637,743)                              $ 9,816,000
--------------------------------------------------------------------------------
Total Investment Securities and
Repurchase Agreements - 100.1%
(Cost $87,466,075)                                                  $87,466,075
Liabilities in Excess of Other Assets - (0.1%)                          (91,756)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $87,374,319
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
EDA - Economic Development Authority
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue

See Notes to Schedules of Investments.

20

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                              Value

Common Stocks - 63.7%
  Automotive - 2.4%
    88,200   Superior Industries International, Inc.                $ 2,329,362
--------------------------------------------------------------------------------
  Banking - 2.6%
    75,600   Brookline Bancorp, Inc.                                  1,126,440
   100,010   NewAlliance Bancshares, Inc.                             1,400,140
--------------------------------------------------------------------------------
                                                                      2,526,580
--------------------------------------------------------------------------------
  Consumer Products - 2.9%
    66,900   JAKKS Pacific, Inc.*                                     1,436,343
    65,600   Leapfrog Enterprises, Inc.*                                744,560
    32,000   Russ Berrie and Company, Inc.                              612,800
--------------------------------------------------------------------------------
                                                                      2,793,703
--------------------------------------------------------------------------------
  Electronics - 7.5%
    82,800   American Power Conversion Corp.                          2,161,908
   159,000   AVX Corp.                                                1,947,750
    24,600   Bel Fuse, Inc. - Class B                                   745,380
    62,600   Electronics For Imaging*                                 1,116,784
    18,100   Hutchinson Technology, Inc.*                               629,518
    30,700   Synopsys, Inc.*                                            555,670
--------------------------------------------------------------------------------
                                                                      7,157,010
--------------------------------------------------------------------------------
  Financial Services - 6.0%
    13,800   CIT Group, Inc.                                            524,400
   217,200   Instinet Group, Inc.*                                    1,277,136
    38,250   Legg Mason, Inc.                                         2,988,855
    48,725   Westwood Holdings Group, Inc.                              924,801
--------------------------------------------------------------------------------
                                                                      5,715,192
--------------------------------------------------------------------------------
  Health Care Products & Services - 3.3%
    28,906   AMN Healthcare Services, Inc.*                             459,894
    60,800   Cross Country Healthcare, Inc.*                          1,019,008
    30,400   PAREXEL International Corp.*                               714,400
    38,000   Pfizer, Inc.                                               998,260
--------------------------------------------------------------------------------
                                                                      3,191,562
--------------------------------------------------------------------------------
  Industrial - 4.7%
    51,300   Alamo Group, Inc.                                        1,269,162
    10,000   Bandag, Inc.                                               469,800
    33,400   POSCO - ADR                                              1,648,624
   144,200   Quanta Services, Inc.*                                   1,100,246
--------------------------------------------------------------------------------
                                                                      4,487,832
--------------------------------------------------------------------------------
  Insurance - 5.5%
    39,410   Millea Holdings, Inc. - ADR                              2,857,225
    61,800   Phoenix Companies, Inc. (The)                              789,804
    33,000   Radian Group, Inc.                                       1,575,420
--------------------------------------------------------------------------------
                                                                      5,222,449
--------------------------------------------------------------------------------
  Investment Companies - 0.8%
     9,500   Capital Southwest Corp.                                    751,450
--------------------------------------------------------------------------------
  Oil & Gas - 6.0%
    37,800   Pogo Producing Company                                   1,861,272
    11,900   St. Mary Land & Exploration Company*                       595,595
    35,000   Tidewater, Inc.                                          1,360,100
    46,200   Whiting Petroleum Corp.*                                 1,884,036
--------------------------------------------------------------------------------
                                                                      5,701,003
--------------------------------------------------------------------------------
  Real Estate - 12.4%
    67,756   Catellus Development Corp.                               1,805,697
    40,000   CRT Properties, Inc.                                       871,200
    42,000   Forest City Enterprises, Inc. - Class A                  2,679,600
    93,400   Origen Financial, Inc.                                     645,394
    46,700   St. Joe Company (The)                                    3,142,910
   127,600   Trammell Crow Co.*                                       2,624,732
--------------------------------------------------------------------------------
                                                                     11,769,533
--------------------------------------------------------------------------------
  Retailers - 1.6%
    41,000   Hollywood Entertainment Corp.*                             539,970
     7,500   Sears Holdings Corp.*                                      998,775
--------------------------------------------------------------------------------
                                                                      1,538,745
--------------------------------------------------------------------------------
  Semi-Conductor Equipment - 2.7%
    30,000   Applied Materials, Inc.*                                   487,500
    74,700   Credence Systems Corp.*                                    590,877
    76,000   Electro Scientific Industries, Inc.*                     1,473,640
--------------------------------------------------------------------------------
                                                                      2,552,017
--------------------------------------------------------------------------------
  Software - 1.3%
    35,900   Ascential Software Corp.*                                  665,227
    31,100   Sybase, Inc.*                                              574,106
--------------------------------------------------------------------------------
                                                                      1,239,333
--------------------------------------------------------------------------------
 Telecommunication Equipment - 4.0%
    80,300   Comverse Technology, Inc.*                               2,025,166
   166,300   Sycamore Networks, Inc.*                                   592,028
   168,000   Tellabs, Inc.*                                           1,226,400
--------------------------------------------------------------------------------
                                                                      3,843,594
--------------------------------------------------------------------------------
Total Common Stocks                                                 $60,819,365
--------------------------------------------------------------------------------
Foreign Stocks - 25.2%
  Automotive - 3.3%
   110,000   Toyota Industries Corp.                                  3,105,834
--------------------------------------------------------------------------------
  Coal - 1.1%
    11,000   Fording Canadian Coal Trust                              1,010,680
--------------------------------------------------------------------------------
  Computers - Integrated Systems - 1.1%
   121,100   Geac Computer Corp.*                                     1,085,056
--------------------------------------------------------------------------------
  Forestry - 1.3%
   100,000   TimberWest Forest Corp.                                  1,222,000
--------------------------------------------------------------------------------
  Industrial - 0.8%
    44,300   Agrium, Inc.                                               808,475
--------------------------------------------------------------------------------
  Insurance - 1.5%
    20,000   Arch Capital Group Ltd.*                                   800,800
   410,000   British Insurance Holding plc*                             627,539
--------------------------------------------------------------------------------
                                                                      1,428,339
--------------------------------------------------------------------------------
  Investment Companies - 7.6%
    58,550   Brascan Corp. - Class A                                  2,210,263
   320,000   Hutchison Whampoa, Ltd.                                  2,718,175
   172,500   Investor AB - Class A                                    2,314,466
--------------------------------------------------------------------------------
                                                                      7,242,904
--------------------------------------------------------------------------------
  Oil & Gas - 8.0%
    40,600   Canadian Natural Resources, Ltd.                         2,306,892
    37,700   EnCana Corp.                                             2,654,834
    10,000   Nabors Industries, Ltd.*                                   591,400
    66,500   Smedvig ASA - Class A                                    1,253,247
    44,100   Willbros Group, Inc.*                                      890,820
--------------------------------------------------------------------------------
                                                                      7,697,193
--------------------------------------------------------------------------------
  Pharmaceuticals - 0.5%
    23,000   Sankyo Company, Ltd.                                       485,976
--------------------------------------------------------------------------------
Total Foreign Stocks                                                $24,086,457
--------------------------------------------------------------------------------
Total Investment Securities - 88.9%
(Cost $59,608,367)                                                  $84,905,822
Other Assets in Excess of Liabilities - 11.1%                        10,570,882
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $95,476,704
--------------------------------------------------------------------------------

*     Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                      March 31, 2005 (Unaudited)

   Shares                                                               Value

Common Stocks - 98.0%
  Banking - 7.8%
    14,025   Bank of America                                        $   618,503
    13,927   Citigroup                                                  625,879
     5,145   Wells Fargo                                                307,671
--------------------------------------------------------------------------------
                                                                      1,552,053
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 8.4%
     7,495   Anheuser Busch                                             355,188
     7,123   Darden Restaurants                                         218,534
     5,965   Diageo plc - ADR                                           339,409
    13,980   McDonald's                                                 435,336
     6,963   Outback Steakhouse, Inc.                                   318,836
--------------------------------------------------------------------------------
                                                                      1,667,303
--------------------------------------------------------------------------------
  Building Materials - 2.8%
    15,800   Masco                                                      547,786
--------------------------------------------------------------------------------
  Cable Television - 2.3%
    13,615   Comcast Corp. - Class A*                                   454,741
--------------------------------------------------------------------------------
  Chemicals - 1.5%
     5,845   Du Pont (E.I.) De Nemours                                  299,498
--------------------------------------------------------------------------------
  Computers & Information - 10.0%
    11,370   Computer Sciences*                                         521,314
    10,245   First Data                                                 402,731
    18,650   Hewlett-Packard                                            409,181
     4,425   International Business Machines                            404,357
     3,065   Lexmark International Group - Class A*                     245,108
--------------------------------------------------------------------------------
                                                                      1,982,691
--------------------------------------------------------------------------------
  Electric Utilities - 1.6%
     4,305   Dominion Resources                                         320,421
--------------------------------------------------------------------------------
  Electronics - 3.0%
     4,615   Analog Devices                                             166,786
     5,805   ATI Technologies, Inc.*                                    100,194
    13,980   Intel                                                      324,756
--------------------------------------------------------------------------------
                                                                        591,736
--------------------------------------------------------------------------------
  Financial Services - 8.4%
     8,120   Federal Home Loan
             Mortgage Corporation                                       513,185
     4,705   Federal National
             Mortgage Association                                       256,187
    14,799   J.P. Morgan Chase                                          512,045
     4,190   Lehman Brothers Holdings                                   394,530
--------------------------------------------------------------------------------
                                                                      1,675,947
--------------------------------------------------------------------------------
  Health Care Providers - 2.5%
     3,915   WellPoint, Inc.*                                           490,745
--------------------------------------------------------------------------------
  Heavy Machinery - 4.5%
     5,520   Caterpiller                                                504,748
     5,805   Deere & Co.                                                389,690
--------------------------------------------------------------------------------
                                                                        894,438
--------------------------------------------------------------------------------
  Household Products - 2.6%
     7,835   Kimberly-Clark                                             514,995
--------------------------------------------------------------------------------
  Industrial - Diversified - 4.7%
    12,760   General Electric                                           460,126
    14,170   Tyco International                                         478,946
--------------------------------------------------------------------------------
                                                                        939,072
--------------------------------------------------------------------------------
  Insurance - 2.3%
     6,160   Allstate                                                   333,010
     2,310   American International Group, Inc.                         127,997
--------------------------------------------------------------------------------
                                                                        461,007
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 1.7%
     9,845   Clear Channel Communications                               339,357
--------------------------------------------------------------------------------
  Medical Supplies - 1.5%
    10,155   Boston Scientific Corp.*                                   297,440
--------------------------------------------------------------------------------
  Metals - 0.8%
     4,995   Alcoa                                                      151,798
--------------------------------------------------------------------------------
  Oil & Gas - 10.7%
     4,825   Baker Houghes                                              214,664
     9,365   ChevronTexaco                                              546,073
     4,965   ConocoPhillips                                             535,426
     9,881   Exxon Mobil                                                588,908
     5,980   Pioneer Natural Resources Co.                              255,466
--------------------------------------------------------------------------------
                                                                      2,140,537
--------------------------------------------------------------------------------
  Paper & Related Products - 1.6%
     2,963   Sealed Air Corp.*                                          153,898
    10,025   Smurfit-Stone Container Corp.*                             155,087
--------------------------------------------------------------------------------
                                                                        308,985
--------------------------------------------------------------------------------
  Pharmaceuticals - 8.1%
     3,400   Amgen, Inc.*                                               197,914
     4,480   Forest Laboratories, Inc.*                                 165,536
    13,175   McKesson                                                   497,357
    16,090   Pfizer                                                     422,684
    10,665   Watson Pharmaceuticals, Inc.*                              327,735
--------------------------------------------------------------------------------
                                                                      1,611,226
--------------------------------------------------------------------------------
  Retailers - 7.0%
    11,525   CVS                                                        606,445
    13,830   Home Depot, Inc.                                           528,859
     4,950   KOHLS*                                                     255,569
--------------------------------------------------------------------------------
                                                                      1,390,873
--------------------------------------------------------------------------------
  Telephone Systems - 3.4%
     5,820   Alltell                                                    319,227
     7,005   SBC Communications                                         165,948
     5,210   Verizon Communications                                     184,955
--------------------------------------------------------------------------------
                                                                        670,130
--------------------------------------------------------------------------------
  Television Broadcasting Stations - 0.8%
     4,515   Viacom, Inc. - Class B                                     157,257
--------------------------------------------------------------------------------
Total Common Stocks - 98.0%
(Cost $16,082,101)                                                  $19,460,036
Other Assets in Excess of Liabilities - 2.0%                            390,601
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $19,850,637
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

22

--------------------------------
Touchstone Variable Series Trust
--------------------------------

Notes to Schedules of Investments
--------------------------------------------------------------------------------
March 31, 2005 (Unaudited)

Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

Foreign Currency Value Translation. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Futures Contracts. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2005, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

Portfolio Securities Loaned. As of March 31, 2005, the Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Emerging Growth Fund, Touchstone Enhanced Dividend 30 Fund, and the Touchstone High Yield Fund loaned common stocks having a fair value of $517,683, $2,461,669, $477,075, $4,221,934, $2,197,343 and $521,436, and received cash collateral of $521,508,
$2,540,975, $491,696, $4,467,772, $2,314,509, and $1,059,113 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Written Options. A Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

Forward Foreign Currency and Spot Contracts. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 31, 2005, the following Funds had the following open forward foreign currency and spot contracts:

                            Contracts To    In Exchange             Unrealized
Fund Name       Maturity      Deliver          For        Value    Depreciation
Touchstone
Balanced Fund
Sales            5/20/05    GBP  117,800     $221,464     $222,031    $(567)
--------------------------------------------------------------------------------
  GBP - Great Britain Pound

Repurchase Agreements. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar

24

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

Securities Transactions. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Risks Associated with Foreign Investments. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Federal Tax Information. As of March 31, 2005, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                     Net
                                                                                  Unrealized
                                                                                 Appreciation
                                    Tax Cost    Appreciation    Depreciation    (Depreciation)
                                    --------    ------------    ------------    --------------

Aggressive ETF Fund               $  5,646,343   $      5,693   $   (102,007)   $    (96,314)
Balanced Fund                       28,599,576      3,738,939       (680,992)      3,057,947
Baron Small Cap Fund                16,817,942      9,472,071       (389,130)      9,082,941
Conservative ETF Fund                1,571,450         15,259        (10,768)          4,491
Core Bond Fund                      39,884,654        150,380       (473,921)       (323,541)
Eagle Capital Appreciation Fund     27,165,757      3,963,143       (465,246)      3,497,897
Emerging Growth Fund                32,343,654      4,824,812       (824,184)      4,000,628
Enhanced Dividend 30 Fund           29,846,552      2,357,152     (2,530,049)       (172,897)
Enhanced ETF Fund                    2,651,289          4,710        (51,642)        (46,932)
Growth & Income Fund                27,838,453      4,409,196     (1,554,858)      2,854,338
High Yield Fund                     35,439,641      1,449,158       (505,967)        943,191
Moderate ETF Fund                    4,218,083         29,913        (54,608)        (24,695)
Money Market Fund                   87,466,075             --             --              --
Third Avenue Value Fund             59,659,684     26,888,152     (1,642,014)     25,246,138
Value Plus Fund                     16,282,509      3,785,335       (607,808)      3,177,527

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------------------------
Jill T. McGruder
President

Date:  May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------------------------
Jill T. McGruder
President

Date:  May 25, 2005


By (Signature and Title)


/s/ Terrie A. Wiedenheft
---------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  May 25, 2005